Note 5 - Capital Stock	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
5
– CAPITAL STOCK

The Company
’s capitalization is
100,000,000
shares of common stock with a par value of
$0.0001
per share.
No
preferred shares have been authorized.

On
February 15, 2015,
the Company redeemed an aggregate of
19,500,000
of its outstanding stock at a redemption price of
$0.0001
for an aggregate redemption price of
$1,950.

On
February 16, 2015,
the company issued
13,372,000
shares of its common stock, at par value, as founder shares.

On
September 2, 2017,
the company issued
1,000,000
shares of its common stock, at par value, to pay consulting fees.

On
September 22, 2017,
the company issued
21,900,000
shares of its common stock, at par value, to pay consulting fees.